Other Net Investment Result - Summary Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 89	€ 49
Non-derivative assets [member] | Applying the fair value option [member]
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 89	€ 49